Alger Balanced Portfolio
Alger Balanced Portfolio

THE ALGER PORTFOLIOS

Alger Balanced Portfolio

Supplement Dated March 28, 2018 to the

Summary and Statutory Prospectuses

Dated August 30, 2017

For Alger Balanced Portfolio, the “Fees and Expenses” section on page 1 of the Class I-2 Shares summary prospectus and page 34 of the statutory prospectus is hereby replaced in its entirety with the following:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The example does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies.  If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alger Balanced Portfolio Alger Balanced Portfolio Class I-2 USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses	Alger Balanced Portfolio Alger Balanced Portfolio Class I-2 [1]
Management Fee	0.71%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.17%
[1]	The expense Information in the table has been restated to reflect current expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans.  If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2 | USD ($)	119	372	644	1,420

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2 | USD ($)	119	372	644	1,420